Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (165,258)	$ (169,755)	$ (342,978)	$ (249,726)	$ (312,109)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	11,874	14,021	41,757	24,958	25,239
Loss on extinguishment of debt	0	10,018	10,018	0	3,040
Gain on fair value change, net	(6,285)	(5,348)	(24,290)	(7,155)	(1,750)
Accrued interest expense and amortization of debt discount			1,507	2,379	3,523
Stock-based compensation	35,609	32,737	73,620	28,932	29,076
Income from legal settlement			0	0	(22,500)
Other	524	917	464	0	0
Changes in operating assets and liabilities:
Accounts receivable	(256)	(662)	(18,218)	(105)	(4,811)
Inventories	(6,851)	(1,812)	(3,784)	566	(3,243)
Prepaid expenses and other current assets	(644)	(3,421)	(17,191)	23,073	(662)
Other assets	1,972	(2,521)	(2,673)	(1,361)	226
Accounts payable	(8,724)	(3,378)	5,339	3,005	2,175
Deferred revenue	(3,556)	2,487	6,222	544	491
Accrued compensation	8	646	(1,319)	3,435	(355)
Accrued expenses and other liabilities	(11,661)	903	10,213	5,765	47,645
Net cash used in operating activities	(153,248)	(125,168)	(261,313)	(165,690)	(234,015)
Cash flows from investing activities:
Purchases of property and equipment	(12,147)	(5,820)	(26,099)	(37,638)	(119,793)
Disbursement of loan receivable	(1,589)	0
Purchase of short-term investments			0	0	(348,322)
Maturities of short-term investments			0	32,866	315,456
Acquisitions, net of cash acquired			(4,938)	0	0
Net cash used in investing activities	(13,736)	(5,820)	(31,037)	(4,772)	(152,659)
Cash flows from financing activities:
Proceeds from draws related to revolving debt facility, net of issuance costs			0	250,000	145,981
Repayment of revolving debt facility	0	(257,454)	(257,454)	(150,000)	0
Repayment of other debt obligations	(735)	0	0	(1,714)	(44,750)
Payments of obligations under finance leases	(264)	(356)	(1,278)
Payments of obligations under capital leases				(1,515)	(2,613)
Proceeds from issuance of common stock upon exercise of stock options	0	403	403	455	743
Proceeds from reverse recapitalization and PIPE financing	0	815,184	815,184	0	0
Payment of transaction costs related to reverse recapitalization	0	(41,655)	(41,655)	(745)	0
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs			0	0	299,809
Net cash provided by (used in) financing activities	(999)	516,122	515,200	96,481	399,170
Net (decrease) increase in cash, cash equivalents, and restricted cash	(167,983)	385,134	222,850	(73,981)	12,496
Cash, cash equivalents, and restricted cash, beginning of period	297,543	74,693	74,693	148,674	136,178
Cash, cash equivalents, and restricted cash, end of period	129,560	459,827	297,543	74,693	148,674
Supplemental disclosure of cash flow information:
Cash paid for interest	39	19,329	19,380	12,703	4,536
Cash paid for income taxes			28	40	51
Non-cash investing and financing activities:
Payables and accrued liabilities related to purchases of property and equipment	2,674	1,273
Conversion of redeemable convertible preferred stock to common stock	0	1,812,678	1,812,678	0	0
Conversion of redeemable convertible preferred stock warrants to common stock warrants	0	7,267	7,267	0	0
Common stock issued in exchange for services associated with the reverse recapitalization	$ 0	$ 7,500	7,500	0	0
Holdback related to acquisition			1,061	0	0
Change in accounts payable and other liabilities related to purchase of property and equipment			6,254	(10,494)	8,960
Change in right-of-use assets or property and equipment exchanged for lease obligations			1,094	0	781
Deferred transaction costs included in accounts payable and accrued expenses and other current liabilities			$ 0	$ 3,687	$ 0